SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Service Based Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Number of options
Outstanding at January 1, 2016	5,467,337
Granted	1,142,000
Exercised	(200)
Cancelled	(1,171,407)
Outstanding at June 30, 2016	5,437,730	5,467,337
Exercisable at June 30, 2016	1,588,060
Weighted average Exercise price
Outstanding at January 1, 2016	$ 5.30
Granted	2.86
Exercised	2.00
Cancelled	4.94
Outstanding at June 30, 2016	4.87	$ 5.30
Exercisable at June 30, 2016	$ 8.49
Weighted average Remaining contractual term
Outstanding	2 years 8 months 1 day	3 years 2 months 1 day
Exercisable	1 year 9 months 11 days
Aggregate intrinsic value
Outstanding at January 1, 2016	$ 1,709
Outstanding at June 30, 2016	21	$ 1,709
Exercisable at June 30, 2016	$ 5